Securities	3 Months Ended
Mar. 31, 2012
Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at March 31, 2012 (unaudited), December 31, 2011 and 2010, and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
March 31, 2012
U.S. federal agency obligations	$9,154	$389	$(19)	$9,524
State and municipal	39,150	3,135	(1)	42,284
Mortgage-backed securities – residential	18,950	735	(14)	19,671
Government agency sponsored collateralized mortgage obligations	49,770	1,152	(56)	50,866
Corporate debt securities	2,808	50	(18)	2,840

Total	$119,832	$5,461	$(108)	$125,185

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2011
U.S. federal agency obligations	$12,187	$414	$—	$12,601
State and municipal	40,012	3,094	—	43,106
Mortgage-backed securities – residential	30,946	872	(29)	31,789
Government agency sponsored collateralized mortgage obligations	43,491	1,001	(14)	44,478

Total	$126,636	$5,381	$(43)	$131,974

	Amortized Costs	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010
U.S. federal agency obligations	$20,950	$311	$(181)	$21,080
State and municipal	39,779	503	(454)	39,828
Mortgage-backed securities – residential	25,009	643	(222)	25,430
Government agency sponsored collateralized mortgage obligations	32,943	503	(437)	33,009
Privately held collateralized mortgage obligations	29	1	—	30

Total	$118,710	$1,961	$(1,294)	$119,377

At March 31, 2012 (unaudited), December 31, 2011 and 2010, mortgage backed securities available-for-sale consisted solely of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association issues.

The proceeds from sales of securities available-for-sale for the three months ended March 31, 2012 and 2011 (unaudited) and the years ended December 2011 and 2010 were as follows:

	March 31,		December 31,
	2012	2011	2011	2010

Proceeds	$12,668	$932	$39,873	$41,904
Gross gains	121	25	687	1,110
Gross losses	(16)	—	(60)	(28)

Proceeds from calls of securities available for sale during the three months ended March 31, 2012 and 2011 (unaudited) were $3,275 and $45, with gross gains of $4 and $0 and gross losses of $0 and $(15).

Proceeds from calls of securities available for sale during the years ended December 31, 2011 and 2010 were $5,045 and $22,601 with gross gains of $0 and $12 and gross losses of $0 and $(31).

The amortized cost and fair value of the investment securities portfolio are shown by expected maturity at March 31, 2012 (unaudited). Securities not due at a single maturity date, primarily mortgage-backed securities and CMOs, are shown separately.

	March 31, 2012
	Amortized Cost	Fair Value

Due in one year or less	$—	$—
Due from one to five years	14,328	14,941
Due from five to ten years	9,940	10,832
Due after ten years	26,844	28,875

Subtotal	51,112	54,648
Mortgage-backed securities and CMOs	68,720	70,537

Total	$119,832	$125,185

The amortized cost and fair value of the investment securities portfolio are shown by expected maturity at December 31, 2011. Securities not due at a single maturity date, primarily mortgage-backed securities and CMOs, are shown separately.

	December 31, 2011
	Amortized Cost	Fair Value

Due in one year or less	$335	$335
Due from one to five years	11,105	11,671
Due from five to ten years	10,485	11,323
Due after ten years	30,274	32,378

Subtotal	52,199	55,707
Mortgage-backed securities and CMOs	74,437	76,267

Total	$126,636	$131,974

Securities pledged at March 31, 2012 (unaudited), December 31, 2011 and 2010 had a carrying amount of approximately $37,562, $33,661 and $36,195 and were pledged to secure public deposits, FHLB advances, short-term borrowings through the Federal Reserve Bank discount window, treasury tax and loan payments and cash flow hedges.

At March 31, 2012 (unaudited), December 31, 2011 and 2010, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

Securities with unrealized losses at March 31, 2012 (unaudited) and December 31, 2011, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

March 31, 2012	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

U.S. federal agency obligations	$981	$(19)	$—	$—	$981	$(19)
State and municipal	248	(1)	—	—	248	(1)
Mortgage-backed securities – residential	1,049	(14)	—	—	1,049	(14)
Government agency sponsored collateralized mortgage obligations	8,886	(56)	—	—	8,886	(56)
Corporate debt securities	982	(18)	—	—	982	(18)

Total temporarily impaired	$12,146	$(108)	$—	$—	$12,146	$(108)

December 31, 2011	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Mortgage-backed securities – residential	$5,646	$(29)	$—	$—	$5,646	$(29)
Government agency sponsored collateralized mortgage obligations	2,147	(14)	—	—	2,147	(14)

Total temporarily impaired	$7,793	$(43)	$—	$—	$7,793	$(43)

Securities with unrealized losses at December 31, 2010, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

December 31, 2010	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

U.S. federal agency obligations	$9,935	$(181)	$—	$—	$9,935	$(181)
State and municipal	16,766	(454)	—	—	16,766	(454)
Government agency sponsored collateralized mortgage obligations	11,718	(222)	—	—	11,718	(222)
Privately held collateralized mortgage obligations			—	—
Corporate debt securities	13,615	(437)	—	—	13,615	(437)

Total temporarily impaired	$52,034	$(1,294)	$—	$—	$52,034	$(1,294)

At March 31, 2012 (unaudited), the Company held 9 investments in debt securities which were in an unrealized loss position of which all were in an unrealized loss position for less than twelve months. At December 31, 2011, the Company held 6 investments in debt securities which were in an unrealized loss position of which all were in an unrealized loss position for less than twelve months. Management periodically evaluates each investment security for potential other than temporary impairment, relying primarily on industry analyst reports and observation of market conditions and interest rate fluctuations. Management believes it will be able to collect all amounts due according to the contractual terms of the underlying investment securities and that the noted declines in fair value are considered temporary and due only to normal market interest rate fluctuations. The Company does not intend to sell the securities and it is not more likely than not it will be required to sell these debt securities before their anticipated recovery.